STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Summary of Dividends Declared and Paid
The following table summarizes dividends per share declared for the nine months ended September 30, 2024 and September 30, 2023:

Nine Months Ended
September 30, 2024		September 30, 2023
Date Declared	Amount (per share)	Date Declared	Amount (per share)

	(U.S. Dollars)		(U.S. Dollars)
8/13/2024	$0.08	8/17/2023	$0.08
5/14/2024	$0.08	5/17/2023	$0.08
2/28/2024	$0.08	3/6/2023	$0.08
The following table summarizes total dividends declared for the three and nine months ended September 30, 2024 and September 30, 2023:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023

	(U.S. Dollars in thousands)
Dividends	$(7,859)	$(7,686)	$(23,177)	$(23,063)

Schedule of Accumulated Other Comprehensive Loss	A rollforward of the changes in accumulated other comprehensive loss, disaggregated by component, was as follows for the three and nine months ended September 30, 2024 and September 30, 2023:

	Changes in Accumulated Other Comprehensive Loss by Component
	Fair Value of Derivatives	Pension & Other Postretirement Benefits	Foreign Currency Translation	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2023	$24,403	$(48,229)	$(86,965)	$(110,791)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	10,139	—	(16,580)	(6,441)
Gross amounts reclassified from accumulated other comprehensive loss	(7,156)	—	—	(7,156)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	2,264	—	—	2,264
Net other comprehensive income (loss) attributable to Dole plc	5,247	—	(16,580)	(11,333)
Balance as of March 31, 2024	$29,650	$(48,229)	$(103,545)	$(122,124)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	4,615	—	(4,415)	200
Gross amounts reclassified from accumulated other comprehensive loss	(8,881)	—	—	(8,881)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	1,432	—	—	1,432
Net other comprehensive income (loss) attributable to Dole plc	(2,834)	—	(4,415)	(7,249)
Balance as of June 30, 2024	$26,816	$(48,229)	$(107,960)	$(129,373)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	(9,052)	—	26,264	17,212
Gross amounts reclassified from accumulated other comprehensive loss	(6,499)	—	—	(6,499)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	1,660	—	—	1,660
Net other comprehensive income (loss) attributable to Dole plc	(13,891)	—	26,264	12,373
Balance as of September 30, 2024	$12,925	$(48,229)	$(81,696)	$(117,000)

	Changes in Accumulated Other Comprehensive Loss by Component
	Fair Value of Derivatives	Pension & Other Postretirement Benefits	Foreign Currency Translation	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2022	$40,417	$(36,938)	$(107,612)	$(104,133)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	3,432	—	9,604	13,036
Gross amounts reclassified from accumulated other comprehensive loss	(4,223)	—	—	(4,223)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	(5,591)	—	—	(5,591)
Net other comprehensive income (loss) attributable to Dole plc	(6,382)	—	9,604	3,222
Balance as of March 31, 2023	$34,035	$(36,938)	$(98,008)	$(100,911)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	(1,237)	—	960	(277)
Gross amounts reclassified from accumulated other comprehensive loss	(4,148)	—	—	(4,148)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	7,723	—	—	7,723
Net other comprehensive income (loss) attributable to Dole plc	2,338	—	960	3,298
Balance as of June 30, 2023	$36,373	$(36,938)	$(97,048)	$(97,613)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	6,911	—	(18,274)	(11,363)
Gross amounts reclassified from accumulated other comprehensive loss	(5,831)	—	—	(5,831)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	1,840	—	—	1,840
Net other comprehensive income (loss) attributable to Dole plc	2,920	—	(18,274)	(15,354)
Balance as of September 30, 2023	$39,293	$(36,938)	$(115,322)	$(112,967)

The following table includes details about net (gains) losses reclassified from accumulated other comprehensive loss by component of accumulated other comprehensive loss:

	(Gains) losses reclassified out of Accumulated Other Comprehensive Loss
	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023	Affected line item in the Statement of Operations

	(U.S. Dollars in thousands)
Fair Value of Derivatives:
Interest rate swap contracts	$(6,744)	$(7,794)	$(22,440)	$(21,194)	Interest expense
Cash flow hedges	245	1,963	(96)	6,992	Cost of sales
Total	$(6,499)	$(5,831)	$(22,536)	$(14,202)